ANNUAL REPORT

                             ----------------------

                                  Balanced Fund

                             ----------------------

                       FOR YIELD, PRICE, LAST TRANSACTION,
                         AND CURRENT BALANCE, 24 HOURS,
                              7 DAYS A WEEK, CALL:
                            1-800-638-2587 toll free
                             625-7676 Baltimore area

                             ----------------------


                        FOR ASSISTANCE WITH YOUR EXISTING
                              FUND ACCOUNT, CALL:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                             625-6500 Baltimore area

                             ----------------------


                                  T. ROWE PRICE
                              100 East Pratt Street
                            Baltimore, Maryland 21202

                             ----------------------

     This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price
                                 Balanced Fund.

================================================================================
      Fellow Shareholders
================================================================================

The past year was exhilarating for investors, as the U.S. stock and bond markets rallied on a broad front. The domestic stock market, as measured by the unmanaged Standard & Poor's 500 Stock Index, continued its bull run through the second half, rising more than 14% and bringing its full year gain to 37.6%, the best since 1958. Meanwhile, the Lehman Aggregate Bond Index returned 6% over the last six months, ending with a full year gain of 18.5%, also one of its best ever. Your fund, with its 53%/47% mix of stocks and bonds, enjoyed a stellar year, as shown in the table below. PERFORMANCE AND STRATEGY REVIEW Fund performance essentially matched the Lipper peer group index for the six months and year ended December 31, but we lagged the unmanaged index portfolio in both reporting periods.

--------------------------------------------------------------------------------
      Performance Comparison
--------------------------------------------------------------------------------
                                    Periods Ended 12/31/95
                                     6 Months   12 Months
                                    ----------------------
Balanced Fund                         9.6%        24.9%
Lipper Balanced Funds Index           9.9         24.6
Combined Index Portfolio*            11.2         29.7

* An unmanaged portfolio of 60% stocks (S&P 500) and 40%
  bonds (Lehman Aggregate Index)
--------------------------------------------------------------------------------

YEAR-END DISTRIBUTIONS

     Your Board of Directors declared a fourth quarter dividend of $0.11 per share and a long-term capital gain of $0.09, payable on December 28 to shareholders of record on December 26. You should have received a check or statement reflecting these distributions as well as your Form 1099-DIV reporting them for tax purposes.

MARKET  ENVIRONMENT

     Both stocks and bonds benefited from nearly perfect conditions last year: falling interest rates, rising corporate earnings, a slowing yet fundamentally sound economy, subdued inflation, and prospects for a balanced budget.

     While the stock market was led by large-capitalization, technology, financial, and health care issues, the bull charged into nearly every equity category. The technology rally faded in the fourth quarter, hurt by profit-taking and earnings disappointments at some semiconductor firms, but the market as a whole suffered no serious correction all year.


     Foreign stocks, hampered earlier in the year by fallout from the Mexican peso devaluation, rebounded over the last six months to post solid gains for the year, though still well below their U.S. counterparts. Their poor first half performance was partly offset for U.S. investors by an extremely weak dollar, but the benefit of currency translation eroded in the second half as the dollar strengthened against most foreign currencies. Europe was the best-performing region for the year. The Japanese market, plagued by deflation and a banking loan crisis, improved in the last quarter, continuing the slow economic recovery that began in midyear.


     After sputtering briefly in the summer, bonds regained momentum on continued signs of subdued inflation and the renewed budget-balancing efforts in Washington. Over the last six months, interest rates fell across all maturities, reflecting widespread expectations of further easing by the Federal Reserve to keep the economy healthy. Indeed, in December, the Fed lowered the key federal funds target to 5.5%, its second cut of the year. As the year ended, the benchmark 30-year Treasury bond yield dipped below 6%, its lowest level since 1993 and nearly two percentage points lower than a year ago.

[A 3-line chart showing interest rate levels on the 30-year Treasury bond, 5-year Treasury notr, and 90-day Trasury bill from 12/31/94 through 12/31/95.]

     Most sectors of the bond market performed well. Corporate bonds were the top performers for the second half and the year. Treasuries outpaced mortgage-backed securities because investors feared a significant upsurge in mortgage prepayments as interest rates fell. (Because mortgages are paid off at par value, prepayments cause a loss to investors who may have purchased them at a price above par.) As we expected, mortgage refinancings did not mushroom, and mortgage-backed bonds provided respectable gains for the year.

PORTFOLIO REVIEW

Over the last six months, we made minimal changes in the fund's mix of securities, shown in the chart. A third of our assets remained in large-compan y stocks. We were modestly overweighted relative to the combined index portfolio in financial stocks, enjoying strong contributions from Travelers and Chase Manhattan, which announced a merger with Chemical Banking. Although the fund was underweighted in highflying technology stocks, we had good results from workstation giant Sun Microsystems and Hewlett-Packard, a diversified computer and electronics manufacturer.

We manage this fund conservatively and, therefore, made our moves in financial and technology stocks based not on momentum but on their valuations relative to other stocks. Consequently, we maintained our technology holdings in the second half at 4.3% of net assets after their valuations reached unattractive levels. However, in light of the recent sell-off, we will be keeping our eye on this sector for good opportunities.

[A pie chart showing security diversification among various sectors as of 12/31/95.]

     Despite lagging performance from foreign stocks, we remained committed to them as a counterbalance to domestic equities. The fund had only modest exposure to troubled areas such as Japan and Latin America and more emphasis on Europe, the best-performing equity region outside the U.S. for the year. Foreign stocks now have more attractive valuations than their U.S. counterparts, persuading us to modestly increase our exposure to 13% from 10% six months ago.


     The bond part of your portfolio benefited from our slight lengthening in maturities over the last six months as interest rates declined. Longer maturities enhance your fund's price appreciation in a falling rate environment. As mentioned, most sectors of the market produced solid gains. In the area of investment-grade bonds, we emphasized industrial corporate bonds because of their yield advantage relative to other high-quality issues. Our exposure to lower-quality bonds held steady at nearly 7% of assets, helping us maintain an attractive level of income. We minimized credit risk by purchasing only double- and single-B-rated bonds, the upper echelon of the high-yield universe. How-ever, since high-yield issues are more sensitive to the economy than to daily fluctuations in interest rates, we are ready to reduce our holdings if we see signs of a recession.


     We moved to a neutral position in mortgage-backed securities, but may increase our exposure when interest rates seem more likely to increase.

OUTLOOK

     While 1995 will be a tough act to follow, the fundamentals still look favorable for stocks and bonds: stable to lower interest rates, subdued inflation, and moderate economic growth. Corporate earnings should continue to grow, although more slowly.

     Given its relatively high valuations, the stock market is vulnerable to a correction, as evidenced by the volatility at the beginning of the year. However, a pullback could lead to more appealing valuations. In fact, we have already begun to put some cash to work this year. If events transpire as we expect, we intend to move the portfolio toward a mix of 60% stocks, 40% bonds. Looking abroad, we believe foreign stocks offer good value. As global economies improve, especially in Japan, the performance of these markets should benefit your fund.


     The fund seeks a diversified portfolio in an effort to reduce overall volatility while providing attractive returns. Through diversification, declines in some sectors can be offset by gains in other, unrelated sectors. While a more concentrated portfolio -- for example in the S&P 500 -- did better in 1995, a diversified portfolio is a sound choice for conservative investors seeking long-term capital growth. Welcome to all our new shareholders, who helped boost the fund's assets to more than $600 million as of December 31. We thank you for your continued confidence. Respectfully submitted,

                     Richard T. Whitney

                     [Signature]

                     President and Chairman of the
                     Investment Advisory Committee
January 17, 1996

--------------------------------------------------------------------------------
A Word on Market Corrections
--------------------------------------------------------------------------------

     After the stock market's spectacular run in 1995, concerns about a "correction" have intensified. Most market observers consider a correction to be a short and sometimes steep decline following a period of rising prices. Moderate corrections of around 10% have been quite common, occurring on average about once every two years over the last half-century, according to Ned Davis Research.

     The market as measured by the Dow Jones Industrial Average has not experienced a moderate correction since early 1994. Furthermore, the Dow last hit a bear market bottom -- defined as a drop of at least 20% -- in October 1990. Therefore, it would not be surprising to see a modest pullback in 1996, on the order of 5% to 10%. In fact, as we write, the market has gotten off to a rocky start.

     Corrections are not only common, but can be beneficial for long-term investors, especially those who invest in regular amounts through dollar cost averaging. In a correction, overall stock prices decline, often leading to more attractive valuations and good buying opportunities. History has shown that investors who continue to buy through a downturn fare quite well. In fact, the Dow has proven resilient in the aftermath of past corrections of around 10%, taking an average of just six months to recover its losses, according to Ned Davis. (To realize the benefits of dollar cost averaging, you should be prepared to continuously purchase securities over a period of time, in up and down markets. This approach does not assure a gain nor protect you from a loss in declining markets.)

     We raise the issue of a market correction not as a prediction, but as a reminder that stock prices do not move in only one direction. If you are satisfied that your investments are appropriate for your various objectives, we recommend that you stay the course when a correction eventually occurs.

--------------------------------------------------------------------------------
Sector Diversification
--------------------------------------------------------------------------------
December 31, 1995

STOCKS*
                                                  Percent of
                                                 Net Assets
                                                ------------
Consumer Nondurables                                11.0%
Financial                                            8.4
Consumer Services                                    6.5
Utilities                                            5.2
Technology                                           4.3
Energy                                               4.2
Business Services                                    3.3
Process Industries                                   3.3
Capital Equipment                                    3.2
Consumer Cyclicals                                   2.7
Basic Materials                                      0.7
Conglomerates                                        0.3

Total                                               53.1%
--------------------------------------------------------------------------------
*Includes foreign securities


BONDS AND RESERVES
                                                Percent of
                                                Net Assets
                                               ------------
U.S. Government and Agencies Bonds:
    U.S. Treasury Obligations                      11.3%
    Mortgages                                      8.4
    Other U.S. Government and Agencies             0.7
    Project Loans                                  0.5
    Agency-Backed CMOs                             0.4
Corporate and Other:
    Investment Grade                               8.6
    Noninvestment Grade                            6.9
Reserves                                          10.1

Total                                             46.9%
================================================================================

--------------------------------------------------------------------------------
Largest Holdings
--------------------------------------------------------------------------------
December 31, 1995
STOCKS
                                                Percent of
Company                                         Net Assets
----------------------------------------      ------------
GE0.9%
American International Group                       0.8
Mobil                                              0.7
Coca-Cola                                          0.6
Hutchison Whampoa                                  0.6
SmithKline Beecham                                 0.6
Bristol-Myers Squibb                               0.5
Exxon                                              0.5
SBC Communications                                 0.5
Pfizer                                             0.5

Total                                              6.2%
--------------------------------------------------------------------------------

BONDS
                                                Percent of
Company                                         Net Assets
----------------------------------------      ------------
U. S. Treasury                                    11.3%
Ginnie Mae                                         8.8
Fannie Mae                                         1.0
British Columbia Hydro & Power                     0.6
Banesto Del                                        0.4
Southwest Airlines                                 0.3
Lehman Brothers                                    0.3
Sealand Services                                   0.3
Golden Financial                                   0.3
Methanex                                           0.3

Total                                             23.6%
================================================================================

[Performance Comparison line graph for Balanced Fund annual report (December 31, 1995)]

--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods Ended December 31, 1995

            1 Year         5 Years         10 Years
           -------         -------         -------
            24.88%          12.74%          11.81%

Investment return and principal value represent past performance and will vary.  Shares may be worth more or less at redemption than at original purchase.
Note: Performance prior to 9/1/92 reflects investment managers other than T. Rowe Price.
================================================================================

================================================================================
                             Statement of Net Assets
                 T. Rowe Price Balanced Fund / December 31, 1995
================================================================================
                             (VALUES IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                        Value
                                                                       -------
Common Stocks & Warrants -- 53.0%

FINANCIAL -- 8.4%

BANK AND TRUST -- 4.1%
  5,400shs   AmSouth Bancorporation ..............................        $218
  4,100      Bancorp Hawaii ......................................         147
 12,200      Bank South ..........................................         372
  3,500      BayBanks ............................................         343
  5,700      Berliner Bank (DEM) .................................       1,462
  6,300      Central Fidelity Banks ..............................         201
  9,120      Charter One Financial ...............................         278
 21,000      Chase Manhattan .....................................       1,273
 33,200      Chemical Banking ....................................       1,950
  6,200      Compass Bancshares ..................................         203
  3,200      Crestar Financial ...................................         189
 18,700      Deutsche Bank (DEM) .................................         888
    200wts*  Deutsche Bank 6/30/98 (DEM) .........................           3
  7,800shs   First American ......................................         371
  7,400      First Security ......................................         283
  1,800      First Tennessee National ............................         109
 25,000      First Union .........................................       1,391
  3,500      First USA ...........................................         155
  5,700      First Virginia Banks ................................         238
 20,000     *Grupo Financiero Bancomer (144a) ADR ................         108
 20,000      J. P. Morgan ........................................       1,605
 50,000      KeyCorp .............................................       1,813
 18,750      Mellon Bank .........................................       1,008
  4,200      Mercantile Bancorporation ...........................         193
  5,200      Meridian Bancorp ....................................         242
 30,000      NationsBank .........................................       2,089
 30,000      Norwest .............................................         990
  5,670      Old Kent Financial ..................................         232
  9,100      Regions Financial ...................................         392
    120wts*  Schweiz Bankverein (CHF) ............................           2
  4,220shs   Schweizerischer Bankverein (CHF) ....................       1,723
  7,018      Societe Generale de France (FRF) ....................         867
  9,500      SouthTrust ..........................................         245
  6,300      Star Banc ...........................................         375
 18,522      U. S. Bancorp .......................................         622
  4,200      UJB Financial .......................................         150
  1,400      Union Bank of Switzerland (CHF) .....................       1,517
 16,900      Washington Federal ..................................         435

                                                                        24,682
INSURANCE -- 1.5%
  53,100shs  American International
               Group .............................................      $4,912
   2,900     Conseco .............................................         182
   9,400     Equitable Companies .................................         226
  10,200     Horace Mann Educators ...............................         319
   8,000     John Alden Financial ................................         167
   8,102    *MAIC Holdings .......................................         272
   3,100     MBIA  ...............................................         233
  11,600     MGIC Investment .....................................         629
   5,100     Ohio Casualty .......................................         196
   4,700     Old Republic International ..........................         167
   4,200     Progressive Corporation .............................         205
   4,050     Sunamerica ..........................................         192
  39,300     Torchmark ...........................................       1,778
                                                                         9,478
FINANCIAL SERVICES -- 2.8%
  13,475     A.G. Edwards ........................................         322
   4,500     ADVANTA..............................................         170
   5,550     ADVANTA (Class B) ...................................         203
  11,100     AMBAC ...............................................         520
  30,000     American Express ....................................       1,241
 113,925     Countrywide Credit ..................................       2,478
  19,500     Fannie Mae ..........................................       2,420
  17,200     Green Tree Financial ................................         454
  30,900     H&R Block ...........................................       1,252
  24,000     Household International .............................       1,419
  20,000     Internationale Nederlanden Groep (NLG) ..............       1,336
  14,600    *Medaphis ............................................         542
  18,600     Mercury Finance .....................................         247
 150,000     Pearson (GBP) .......................................       1,453
  15,000    *Presstek ............................................       1,419
   6,800     Salomon .............................................         241
  15,333     Travelers Group .....................................         964
   8,000     United Asset Management .............................         307
                                                                        16,988
TOTAL FINANCIAL                                                         51,148

UTILITIES -- 5.2%

TELEPHONE -- 3.6%
  24,000     Ameritech ...........................................       1,416
  47,200     AT&T ................................................       3,056
  18,100     Bell Atlantic .......................................       1,210
  32,000     BellSouth ...........................................       1,392
  20,000     British Telecommunications ADR ......................       1,130
   4,900     COMSAT ..............................................          91
  50,600shs  GTE .................................................       2,226
  36,300     Hong Kong Telecommunications ADR ....................         644
  46,300     Pacific Telesis .....................................       1,557
  54,400     SBC Communications ..................................       3,128
   4,900     Southern New England Telecommunications .............         195
 520,000     Telecom Corporation of New Zealand (NZD) ............       2,244
 571,000     Telecom Italia (ITL) ................................         888
 571,000     Telecom Italia Mobile (ITL) .........................       1,005
  12,000     Telefonica de Espana ADR ............................         503
  60,000     Telekom Malaysia (MYR) ..............................         468
  10,000     Telmex ADR ..........................................         319
  20,000     U. S. West ..........................................         380
                                                                        21,852
ELECTRIC UTILITIES -- 1.6%
  27,400     Duke Power ..........................................       1,298
  12,200     Empresa Nacional de Electricidad ADR ................         698
  53,000     Entergy .............................................       1,550
  25,600     FPL Group ...........................................       1,187
 102,500     Niagara Mohawk ......................................         987
  50,000    *Public Service of New Mexico ........................         881
  54,000     SCEcorp .............................................         959
  20,000     Texas Utilities .....................................         823
  27,000     Unicom ..............................................         884
  19,000     VEBA (DEM) ..........................................         807
                                                                        10,074
TOTAL UTILITIES                                                         31,926

CONSUMER NONDURABLES -- 11.0%

COSMETICS -- 0.3%
  11,700     International Flavors & Fragrances ...................        562
  87,000     Kao (JPY) ............................................      1,078
                                                                         1,640
BEVERAGES -- 1.8%
  32,000     Anheuser-Busch .......................................      2,140
  46,300     Coca-Cola ............................................      3,438
   9,541     LVMH (FRF) ...........................................      1,987
  50,200     PepsiCo ..............................................      2,805
  24,400    *Starbucks ............................................        511
                                                                        10,881

FOOD PROCESSING -- 2.1%
  61,110     Archer Daniels Midland ...............................      1,100
  31,586     Cadbury Schweppes ADR ................................      1,056
  24,900     ConAgra ..............................................      1,027
  12,900     CPC International ....................................        885
   4,000     Eridania Beghin-Say (FRF) ............................        686
   6,300shs  General Mills ........................................        364
  15,000     Hershey Foods ........................................        975
   3,100     Kellogg ..............................................        240
  10,300     McCormick ............................................        250
   1,684     Nestle (CHF) .........................................      1,863
  23,204     Ralston Purina .......................................      1,447
  38,800     Sara Lee .............................................      1,237
  72,000     Unilever (GBP) .......................................      1,479
   7,100     Universal Foods ......................................        285
                                                                        12,894
HOSPITAL SUPPLIES/HOSPITAL
  MANAGEMENT -- 1.2%
  58,800     Abbott Laboratories ..................................      2,455
  29,000     Columbia/HCA Healthcare ..............................      1,472
  24,075    *Health Management (Class A) ..........................        629
  12,900    *HealthCare COMPARE ...................................        563
  11,600     Hillenbrand Industries ...............................        393
  22,400    *Humana ...............................................        613
   7,100    *Quantum Health Resources .............................         70
  12,000     U. S. Healthcare .....................................        557
  12,700    *United HealthCare ....................................        832
                                                                         7,584
PHARMACEUTICALS -- 3.3%
  20,800     American Home Products ...............................      2,018
  49,600    *Amgen ................................................      2,942
  30,000     Astra (Class B) (SEK) ................................      1,188
  38,400     Bristol-Myers Squibb .................................      3,298
     926    *Chiron ...............................................        102
   4,500    *Forest Laboratories ..................................        204
     900     Gehe (DEM) ...........................................        458
     225     Gehe, new (DEM) ......................................        111
  11,800    *IDEXX Laboratories ...................................        552
  35,500     Merck ................................................      2,334
   9,900    *Perrigo ..............................................        118
  48,600     Pfizer ...............................................      3,062
  61,200     SmithKline Beecham ADR ...............................      3,396
                                                                        19,783

MISCELLANEOUS CONSUMER PRODUCTS -- 2.3%
   2,550     Arctco ...............................................         33
  69,000     Bridgestone (JPY) ....................................      1,096
  17,700    *Burlington Industries ................................        232
  30,100     Colgate-Palmolive ....................................      2,115
  10,500    *CUC International ....................................        358
   6,900     Duracell International ...............................        357
   3,300    *Fruit of the Loom (Class A) ..........................         80
  63,000     Hanson ADR ...........................................        961
  13,100     Ideon Group ..........................................        133
  16,800    *Jones Apparel Group ..................................        661
 175,000     Lion Nathan (NZD) ....................................        418
  29,400shs  P&G ..................................................      2,440
   2,500     Philip Morris ........................................        226
  31,200     Philips N.V. ADR .....................................      1,119
  37,300     Service Corp. ........................................      1,641
  39,700     Springs Industries ...................................      1,643
   9,500     Tambrands ............................................        454
                                                                        13,967
TOTAL CONSUMER NONDURABLES                                              66,749

CONSUMER SERVICES -- 6.5%

GENERAL MERCHANDISERS -- 1.5%
   2,000     Carrefour (FRF) ......................................      1,213
  28,700     Dayton Hudson ........................................      2,152
  51,400     May Department Stores ................................      2,172
  60,000    *Price/Costco .........................................        922
 200,000     Tesco (GBP) ..........................................        923
  44,000     TJX ..................................................        831
  51,400     Wal-Mart .............................................      1,150
                                                                         9,363
SPECIALTY MERCHANDISERS -- 1.8%
  13,000     Callaway Golf ........................................        294
  65,900     Circuit City Stores ..................................      1,821
   8,000     Fingerhut Companies ..................................        111
   8,400    *Gymboree .............................................        173
   4,500     Heilig-Meyers ........................................         83
   5,000     Ito-Yokado ADR .......................................      1,236
   9,300    *Kohl's ...............................................        488
  50,000    *Kroger ...............................................      1,875
  33,500     Petrie Stores ........................................         92
   5,600    *R. P. Scherer ........................................        275
   6,300    *Safeway ..............................................        324
  12,150    *Staples ..............................................        298
   5,600    *Stop & Shop ..........................................        130
  39,600     The Gap ..............................................      1,663
  59,100    *Toys "R" Us ..........................................      1,285
  16,000    *Viking Office Products ...............................        745
                                                                        10,893

ENTERTAINMENT AND LEISURE -- 1.5%
  10,600     Applebee's ...........................................        244
   8,775    *Brinker ..............................................        133
   6,200    *Buffets ..............................................         87
   8,600    *Casino America .......................................         53
   6,750    *Checkers Drive-In Restaurants ........................          7
  32,400     Disney  ..............................................      1,911
  10,800    *HFS ..................................................        883
 560,000     Hutchison Whampoa (HKD) ..............................      3,411
   9,000     International Game Technology ........................         98
  10,000     McDonald's ...........................................        451
   1,080    *National Gaming ......................................         13
   5,000     Reader's Digest (Class A), non-voting ................        256
  37,500shs  Sbarro ...............................................       $806
  36,000     Sharp (JPY) ..........................................        575
   4,500    *Viacom (Class A) .....................................        206
                                                                         9,134
MEDIA AND COMMUNICATIONS -- 1.7%
   6,800     A. H. Belo (Class A) .................................        236
   9,000     Banta ................................................        399
  15,000     Capital Cities/ABC ...................................      1,851
  40,000     Comcast (Class A Special) ............................        728
  14,100     Dun & Bradstreet .....................................        913
  50,000     Elsevier (NLG) .......................................        667
  13,800     Gannett ..............................................        847
  10,080     Gaylord Entertainment ................................        280
  12,000    *Infinity Broadcasting (Class A) ......................        447
  11,999    *International CableTel ...............................        291
  16,100     McGraw-Hill ..........................................      1,403
  29,000     Time Warner ..........................................      1,098
  20,000     U. S. WEST ...........................................        715
  11,850    *Vanguard Cellular ....................................        238
                                                                        10,113
RESTAURANTS -- 0.0%
   6,300     Darden Restaurants ...................................         75

TOTAL CONSUMER SERVICES                                                 39,578

CONSUMER CYCLICALS -- 2.6%

AUTOMOBILES AND RELATED -- 0.8%
   5,600     Breed Technologies ...................................        104
   9,100    *Gentex ...............................................        201
   9,650     Genuine Parts ........................................        396
  30,000     GM ...................................................      1,586
  19,800     Honda ADR ............................................        832
   7,100     Pep Boys .............................................        182
   8,000     Superior Industries International ....................        211
      76    *Transport Holdings (Class A) .........................          3
  15,000     TRW ..................................................      1,162
                                                                         4,677

MISCELLANEOUS CONSUMER DURABLES -- 1.0%
  36,000     Black & Decker .......................................      1,269
  30,000     Corning ..............................................        960
  21,700     Eastman Kodak ........................................      1,454
   3,800     Harley-Davidson ......................................        109
 100,000     Ricoh (JPY) ..........................................      1,095
  10,000     Scotts (Class A) .....................................        194
  20,000     Tandy ................................................        830
   3,000     Valspar ..............................................        134
   2,600     York International ...................................        122
                                                                         6,167
BUILDING AND REAL ESTATE -- 0.8%
 600,000     DBS Land (SGD) .......................................      2,027
 948,339     Hopewell Holdings (HKD) ..............................        546
  49,900     Masco ................................................      1,566
   4,700     Texas Industries .....................................        249
  14,600    *USG ..................................................        438
                                                                         4,826
TOTAL CONSUMER CYCLICALS                                                15,670

TECHNOLOGY -- 4.3%

ELECTRONIC COMPONENTS -- 1.0%
   9,000    *Altera ...............................................        447
  11,500    *EMC ..................................................        177
  34,400     Intel ................................................      1,954
  11,400     Linear Technology ....................................        449
   9,400     Micron Technology ....................................        372
   9,765     Molex ................................................        313
  20,000     Motorola .............................................      1,140
   6,525    *Thermo Electron ......................................        339
   6,525    *Thermo Instrument Systems ............................        220
  12,000    *Vicor ................................................        239
  12,600    *Xilinx ...............................................        383
                                                                         6,033
ELECTRONIC SYSTEMS -- 0.5%
  10,000    *Applied Materials ....................................        393
  20,000     Hewlett-Packard ......................................      1,675
  20,000     Honeywell ............................................        972
   4,800    *Solectron ............................................        212
                                                                         3,252
INFORMATION PROCESSING -- 0.8%
   7,000    *Adaptec ..............................................        287
  50,000    *COMPAQ Computer ......................................      2,400
  18,900     Hitachi ADR ..........................................      1,900
   5,000    *Storage Technology ...................................        119
                                                                         4,706

TELECOMMUNICATIONS -- 0.6%
   7,177    *Bay Networks .........................................        295
   8,000     Frontier .............................................        240
  48,000     LM Ericsson (Class B) ADR ............................        936
  45,600    *Novell ...............................................        647
   8,800    *PictureTel ...........................................        378
  11,600    *Tellabs ..............................................        431
  18,400    *World Com ............................................        651
                                                                         3,578
AEROSPACE AND DEFENSE -- 1.1%
  36,000     AlliedSignal .........................................      1,710
  31,000     Boeing ...............................................      2,429
  30,000     Northrop .............................................      1,920
   4,700     United Technologies ..................................        446
                                                                         6,505
SPECIALIZED COMPUTER -- 0.3%
   5,700    *Landmark Graphics ....................................        135
  14,700    *Silicon Graphics .....................................        404
  30,000    *Sun Microsystems .....................................      1,371
                                                                         1,910
TOTAL TECHNOLOGY                                                        25,984

CAPITAL EQUIPMENT -- 3.2%

ELECTRICAL EQUIPMENT -- 2.5%
  10,300    *American Power Conversion ............................         97
     775     BBC Brown Boveri (CHF) ...............................        900
  28,100     Emerson Electric .....................................      2,297
  75,400     GE ...................................................      5,429
  41,611     Getronics (NLG) ......................................      1,945
   4,000     Hubbell (Class A) ....................................        249
  40,126     Hubbell (Class B) ....................................      2,638
 136,000     Mitsubishi Electric (JPY) ............................        979
   1,300     Siemens (DEM) ........................................        711
                                                                        15,245
MACHINERY -- 0.7%
  29,900    *Coltec Industries ....................................        348
     160    *DOVatron International ...............................          5
  12,000    *FMC ..................................................        812
   4,600     Foster Wheeler .......................................        196
   2,800    *Imo Industries .......................................         19
  11,400     Kennametal ...........................................        362
   2,500     Manitoba Ag (DEM) ....................................        676
     520     Sig Schweiz (CHF) ....................................      1,086
   6,300     Stewart & Stevenson ..................................        160
   5,000     Teleflex .............................................        205
  30,300     TriMas ...............................................        572
                                                                         4,441
TOTAL CAPITAL EQUIPMENT                                                 19,686

BUSINESS SERVICES AND TRANSPORTATION -- 3.3%

COMPUTER SERVICE AND SOFTWARE -- 0.9%
   3,625    *Amtech ...............................................         19
  15,400     Autodesk .............................................        528
  10,000    *BMC Software .........................................        426
  29,550     Computer Associates ..................................      1,681
   7,500    *Electronic Arts ......................................        196
   6,600     HBO ..................................................        505
  18,400    *Informix .............................................        553
   5,600    *Micro Warehouse ......................................        244
  11,600    *Parametric Technology ................................        770
  13,200    *SunGard Data Systems .................................        371
   7,000    *Sybase ...............................................        251
                                                                         5,544
MISCELLANEOUS BUSINESS SERVICES -- 1.0%
  25,000     Browning-Ferris ......................................        737
   3,600     Cintas ...............................................        161
  10,523     Eaux Cie Generale (FRF) ..............................      1,051
  17,800     Equifax ..............................................        380
   4,500    *GTECH ................................................        117
  12,200     Manpower .............................................        343
   5,000     Merrill ..............................................         81
  13,400     Omnicom ..............................................        499
  12,450     Paychex ..............................................        619
 200,000     Sime Darby (MYR) .....................................        532
   3,150    *U.S. Industries ......................................         58
  47,200     WMX Technologies .....................................      1,410
                                                                         5,988
RAILROADS -- 0.6%
  15,100     Burlington Northern Santa Fe .........................      1,178
  19,600     CSX ..................................................        894
   9,900     Illinois Central, Series A ...........................        380
  14,000     Union Pacific ........................................        924
   6,800    *Wisconsin Central Transportation......................        445
                                                                         3,821
AIRLINES -- 0.5%
   4,200     Atlantic Southeast Airlines ..........................         91
  23,000     KLM (NLG) ............................................        808
  17,300    *Mesa Airlines ........................................        155
 269,000     Swire Pacific (Class A) (HKD) ........................      2,087
                                                                         3,141
ENVIRONMENTAL -- 0.1%
  12,000    *Mid-American Waste Systems ...........................         42
  11,900    *Molten Metal Technology ..............................        388
                                                                           430
DISTRIBUTION SERVICES -- 0.0%
   3,625     Cardinal Health ......................................        199

TRANSPORTATION SERVICES -- 0.2%
 137,000     Mitsubishi Heavy Industries (JPY) ....................      1,092

TOTAL BUSINESS SERVICES AND TRANSPORTATION                              20,215

ENERGY -- 4.2%

ENERGY SERVICES -- 0.9%
   9,383     El Paso Natural Gas ..................................        266
   9,000    *Elf Aquitaine (FRF) ..................................        663
  23,000     Halliburton ..........................................      1,164
  20,000     Helmerich & Payne ....................................        595
  30,100     Schlumberger .........................................      2,085
  18,300    *Smith International ..................................        430
   5,400     Witco ................................................        158
                                                                         5,361
EXPLORATION AND PRODUCTION -- 0.0%
   6,600     Enron Oil & Gas ......................................        158

GAS TRANSMISSION -- 0.3%
  14,300s    ENSERCH ..............................................        232
   8,800     MCN ..................................................        205
   7,400     Questar ..............................................        248
  29,000     Sonat ................................................      1,033
                                                                         1,718
INTEGRATED PETROLEUM - DOMESTIC -- 1.1%
  27,700     Amerada Hess .........................................      1,468
   8,000     Atlantic Richfield ...................................        886
   6,000     British Petroleum ADR ................................        613
   1,700     MAPCO ................................................         93
  30,000     Phillips Petroleum ...................................      1,024
  13,900    *Santa Fe Energy Resources ............................        134
   9,100     Ultramar .............................................        234
 100,000     USX-Marathon .........................................      1,950
                                                                         6,402
INTEGRATED PETROLEUM -
  INTERNATIONAL -- 1.9%
  40,600     Exxon ................................................      3,253
  38,900     Mobil ................................................      4,357
  24,000     Repsol ADR ...........................................        789
  10,000     Royal Dutch Petroleum ADR ............................      1,411
   8,000     Shell ................................................        651
  16,600     Texaco ...............................................      1,303
                                                                        11,764
TOTAL ENERGY                                                            25,403

PROCESS INDUSTRIES -- 3.3%

DIVERSIFIED CHEMICALS -- 0.7%
  25,300     DuPont ...............................................      1,768
   3,675     Eastman Chemical .....................................        230
  18,100     Monsanto .............................................      2,217
                                                                         4,215

SPECIALTY CHEMICALS -- 1.7%
  18,000     3M ...................................................      1,193
  26,325     A. Schulman ..........................................        589
   3,400     Basf Ag (DEM) ........................................        757
   3,000     Bayer (DEM) ..........................................        797
   3,500     Crompton & Knowles ...................................         46
  25,000     Great Lakes Chemical .................................      1,800
   5,200     IVAX .................................................        148
   7,100     Lyondell Petrochemical ...............................        162
   1,500    *McWhorter Technologies ...............................         22
  60,000     Morton International .................................      2,153
   8,533     Pall .................................................        229
  28,000     Rohm & Haas ..........................................      1,803
  10,000     Technip (FRF) ........................................        688
                                                                        10,387
PAPER AND PAPER PRODUCTS -- 0.7%
  67,000     Dai Nippon Printing (JPY) ............................      1,136
  10,000     Kimberly-Clark .......................................        827
  53,000     Kimberly-Clark Mexico (Class A) (MXN) ................        800
  15,000     Mead .................................................        784
   1,000     Schweitzer Mauduit ...................................         23
  12,705     Sonoco Products ......................................        333
                                                                         3,903
FOREST PRODUCTS -- 0.2%
   9,000     Georgia-Pacific ......................................        618
   8,200     Pope & Talbot ........................................        109
  12,700     Weyerhaeuser .........................................        549
                                                                         1,276
TOTAL PROCESS INDUSTRIES                                                19,781

BASIC MATERIALS -- 0.7%

METALS -- 0.4%
  30,000     Alcoa ................................................      1,586
   5,400     Carpenter Technology .................................        222
   9,600     Freeport-McMoRan Copper & Gold (Class A) .............        269
                                                                         2,077
MINING -- 0.2%
 200,000    *TVX Gold .............................................      1,425

MISCELLANEOUS MATERIALS -- 0.1%
 250,000     Malayan Cement (MYR) .................................        476
  15,300    *Owens-Illinois .......................................        222
                                                                           698
TOTAL BASIC MATERIALS                                                    4,200

CONGLOMERATES -- 0.3%
   250,000   BTR (GBP) ............................................      1,277
   170,000   LONRHO (GBP) .........................................        465

TOTAL CONGLOMERATES                                                      1,742

TOTAL COMMON STOCKS & WARRANTS (COST $237,859)                         322,082

Preferred Stocks -- 0.0%
        20    Deutsche Bank, 8.75%, participating
                certificates (DEM) ................................         16
     1,600    Teledyne, $15 Cum. ..................................         23

TOTAL PREFERRED STOCKS (COST $35)                                           39

Convertible Preferred Stocks -- 0.1%
     2,000shs Ford Motor, Dep. Shs., $4.20, Cum., Series A  .......        189
     3,000    GM, Dep. Shs., Rep. 1/10, Series C ..................        220
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $250)                             409

Convertible Bonds -- 0.1%
$2,000,000    U. S. West, LYONS, Zero Coupon, 6/25/11 .............        700

TOTAL CONVERTIBLE BONDS (COST $626)                                        700

Corporate Bonds -- 15.7%
 1,205,000    Abbey National, 8.20%, 10/15/04 .....................      1,367
 1,000,000    African Development Bank, 7.75%, 12/15/01 ...........      1,087
   750,000    Agriculture Minerals, Sr. Notes, 10.75%, 9/30/03 ....        829
   725,000    Alabama Power, 7.00%, 1/1/03 ........................        746
   500,000    Alliance Entertainment, Sr.
                Sub. Notes, Series B,
                11.25%, 7/15/05 ...................................        503
   500,000    Alpine Group (144a),
                12.25%, 7/15/03 ...................................        490
   750,000    American Standard, Sr. Sub.
                Deb., 9.875%, 6/1/01 ..............................        808
   500,000    Ametek, 9.75%, 3/15/04 ..............................        555
   750,000    Arcadian, Sr. Notes, Series B, 10.75%, 5/1/05 .......        829
   500,000    Argyle Television, Sr. Sub. Notes, 9.75%, 11/1/05 ...        498
 1,300,000    Associates Corporation of North America,
                7.50%, 4/15/02 ....................................      1,400
   500,000    Asia Pulp & Paper, Sr. Secured Notes,
                11.75%, 10/1/05 ...................................        490
   500,000    B.F. Saul, REIT, Sr. Secured
                 Notes, 11.625%, 4/1/02 ...........................        510
   500,000    Bally's Park Place, 9.25%, 3/15/04 ..................        509
$1,000,000    Banca Commerziale Italiana, Sr. Sub. Notes,
                 8.25%, 7/15/07 ...................................      1,104

  1,000,000   Banco Central, Sr. Sub. Notes, 7.50%, 6/15/05 .......      1,052
  2,000,000   Banesto, 8.25%, 7/28/02 .............................      2,187
    125,000   Bankers Trust, Sub. Deb., 8.00%, 3/15/97 ............        128
  1,000,000   Banque Nationale De Paris, 9.875%, 5/25/98 ..........      1,093
  1,000,000   Boeing, 8.75%, 8/15/21 ..............................      1,257
    250,000   British Columbia Hydro & Power, 12.50%, 9/1/13 ......        300
  1,000,000   British Columbia Hydro & Power, 15.00%, 4/15/11 .....      1,078
  2,125,000   British Columbia Hydro & Power, 15.50%, 11/15/11 ....      2,437
  1,000,000   Burlington Industries, 7.25%, 9/15/05 ...............      1,040
    500,000   Century Enterprises, 8.25%, 5/1/24 ..................        546
    100,000   Citicorp, 8.75%, 11/1/96 ............................        102
    217,896   Citicorp Mortgage, 6.00%, 3/25/22 ...................        216
  1,000,000   Coca Cola Enterprises, 8.50%, 2/1/22 ................      1,197
    500,000   Coca-Cola Bottling Group, Sr. Sub. Notes,
                9.00%, 11/15/03 ...................................        500
    750,000   Coinmachine, Sr. Notes (144a), 11.75%, 11/15/05 .....        763
    650,000   Coleman Holdings, Zero Coupon, 5/27/98 ..............        527
    250,000   Coltec Industries, Sr. Notes, 9.75%, 4/1/00 .........        257
    750,000   Coltec Industries, Sr. Sub. Deb., 10.25%, 4/1/02  ...        771
    500,000   Communications & Power Industries, Sr. Sub. Notes
                (144a), 12.00%, 8/1/05 ............................        514
    600,000   Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03 ..        615
    500,000   Container Corporation of America, Sr. Notes,
                9.75%, 4/1/03 .....................................        488
    750,000   Continental Cablevision, Sr. Deb., 9.00%, 9/1/08 ....        787
    609,030   Corestates Home Equity Loan, 5.10%, 3/15/09  ........        590
    334,974   Corestates Home Equity Loan, 6.65%, 5/15/09 .........        338
    500,000   Dan River, Sr. Sub. Notes, 10.125%, 12/15/03 ........        455
    700,000   Dr. Pepper Bottling Holdings, Sr. Disc. Notes,
                STEP, Zero Coupon, 2/15/03 ........................        574
    500,000   Dr. Pepper Bottling Texas, Sr. Notes,
                10.25%, 2/15/00 ...................................        528
  1,000,000   Duke Power, 6.75%, 8/1/25 ...........................        981
    500,000   Exide, Sr. Notes, 10.75%, 12/15/02 ..................        543
    500,000   Exxon Capital, 6.50%, 7/15/99 .......................        515
    800,000   Fairfax Financial, 7.75%, 12/15/03 ..................        841
    500,000   Federal Express, MTN, 9.95%, 8/15/06 ................        598
    750,000   Federated Department Stores, Sr. Notes,
                8.125%, 10/15/02 ..................................        754
    750,000   Ferrellgas, Sr. Notes, 10.00%, 8/1/01 ...............        802
  1,500,000   First Fidelity, 8.50%, 4/1/98 .......................      1,583
    500,000   Firstfed Financial, 11.75%, 10/1/04 .................        490
    800,000   Fleet/Norstar Financial Group, 8.625%, 1/15/07 ......        935
    200,000   Fleming Companies, Sr. Notes, 10.625%, 12/15/01 .....        194
  1,000,000   Fletcher Challenge Limited, 9.80%, 6/15/98 ..........      1,087
    500,000   Fundy Cable, 11.00%, 11/15/05 .......................        520
  1,500,000   Golden West Financial, 8.625%, 8/30/98 ..............      1,601
    500,000   Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03 ......        524
    750,000   Gulf Canada, Sr. Sub. Deb., 9.625%, 7/1/05 ..........        791
    500,000   Gulf States Utilities, 5.375%, 2/1/97 ...............        486

    400,000   Hammons (J.Q.) Hotels, 1st Mtg. Notes,
                8.875%, 2/15/04 ...................................        396
    750,000   Herff Jones, 11.00%, 8/15/05 ........................        802
    500,000   Heritage Media, 11.00%, 6/15/02 .....................        531
    600,000   HMC Acquisition Properties
                (144a), 9.00%, 12/15/07 ...........................        606
    750,000   IMC Fertilizer Group, Sr. Notes, 9.45%, 12/15/11 ....        810
    500,000   Imo Industries, Sr. Sub. Deb., 12.00%, 11/1/01 ......        510
    250,000   IVAC, Sr. Notes, 9.25%, 12/1/02 .....................        259
    500,000   Jordan Industries, Sr. Notes, 10.375%, 8/1/03 .......        445
    400,000   K & F Industries, Sr. Secured
                Notes, 11.875%, 12/1/03 ...........................        430
    250,000   KFW International, MTN, 9.14%, 6/4/01 ...............        288
  1,000,000   Kingdom of Thailand, 7.07%, 9/30/13 .................        835
    750,000   Kroger, 9.25%, 1/1/05 ...............................        814
    250,000   Lear Seating, Sr. Sub. Notes, 11.25%, 7/15/00 .......        263
    500,000   Lear Seating, Sub. Notes, 8.25%, 2/1/02 .............        490
  1,500,000   Lehman Brothers Holdings, 8.875%, 3/1/02 ............      1,679
    500,000   Liberty National Bank & Trust, 6.75%, 6/1/03 ........        511
    500,000   Long Island Lighting, 7.50%, 3/1/07 .................        468
    100,000   Long Island Lighting, General and Refunding
                Bonds, 9.75%, 5/1/21 ..............................        103
    500,000   MAFCO, Sr. Sub. Notes, 11.875%, 11/15/02 ............        518
    500,000   Maxus Energy, Sr. Notes, 9.375%, 11/1/03 ............        490
    500,000   MAXXAM Group, Sr. Secured Notes, 11.25%, 8/1/03 .....        475
    500,000   McDonnell Douglas, 8.25%, 7/1/00 ....................        545
  1,500,000   Methanex, Sr. Notes, 7.75%, 8/15/05 .................      1,591
  1,310,960   NYNEX, 9.55%, 5/1/10 ................................      1,539
    600,000   Occidental Petroleum, 11.75%, 3/15/11 ...............        635
    500,000   Ornda Healthcorp, 11.375%, 8/15/04 ..................        563
    375,000   Overhead Door, Sr. Notes, 12.25%, 2/1/00 ............        369
    750,000   Owens-Illinois, Sr. Deb., 11.00%, 12/1/03 ...........        847
  1,000,000   Pacific Bell, 7.375%, 7/15/43 .......................      1,058
    750,000   Paging Network, Sr. Sub. Notes, 8.875%, 2/1/06 ......        769
    875,000   Pathmark Stores, Jr. Sub. Def. Notes, STEP,
                Zero Coupon, 11/1/03 ..............................        536
    500,000   Penn Traffic, Sr. Notes, 8.625%, 12/15/03 ...........        445
    500,000   Petroleum Heat & Power,
                10.125%, 4/1/03 ...................................        490
$1,500,000    Philip Morris, 6.00%, 11/15/99 ......................      1,500
    700,000   Plastic Containers, Sr. Secured
                Notes, 10.75%, 4/1/01 .............................        721
    500,000   Players International, 10.875%, 4/15/05 .............        470
    500,000   Portola Packaging, Sr. Notes, 10.75%, 10/1/05 .......        518
    575,000   Pricellular, Sr. Sub. Notes, Zero Coupon, 10/1/03 ...        444
  1,000,000   Province of Alberta, 9.25%, 4/1/00 ..................      1,132
  1,500,000   Province of Newfoundland, 8.50%, 10/15/96 ...........      1,530
    500,000   Prudential Home, 6.90%, 3/25/23 .....................        499
  1,000,000   Quantas Airways (144a), 6.625%, 6/30/98 .............      1,014
    500,000   Quorum Health Group, 11.875%, 12/15/02 ..............        560

    240,000   Ralphs Grocery New, Sr. Notes, 10.45%, 6/15/04 .......       244
    500,000   Repap Wisconsin, 9.25%, 2/1/02 .......................       475
    750,000   Riverwood International, Sr. Sub. Notes,
                10.375%, 6/30/04 ...................................       834
    750,000   Rogers Cablesystem, Sr. Secured Notes,
                10.00%, 3/15/05 ....................................       806
  1,000,000   Rouse, Sr. Notes, 8.50%, 1/15/03 .....................     1,092
    500,000   Safeway, 9.875%, 3/15/07 .............................       580
    615,618   SASCO, 6.87%, 8/25/26 ................................       618
    500,000   SD Warren, Sr. Sub. Notes, Series B,
                12.00%, 12/15/04 ...................................       551
    500,000   Sea Containers Ltd., Sr. Sub.
                Deb., 12.50%, 12/1/04 ..............................       540
  1,550,000   Sea Land Services, 10.60%, 1/2/11 ....................     1,648
    375,000   Silgan, Sr. Disc. Deb., STEP, Zero Coupon, 12/15/02 ..       355
    375,000   Silgan, Sr. Sub. Notes, 11.75%, 6/15/02 ..............       401
    750,000   Southland Corporation, 5.00%, 12/15/03 ...............       624
  1,650,000   Southwest Airlines, 9.25%, 2/15/98 ...................     1,761
    750,000   Stone Container, 10.75%, 10/1/02 .....................       774
    250,000   Stratosphere, 14.25%, 5/15/02 ........................       283
    500,000   Tenet Healthcare, Sr. Sub. Notes, 10.125%, 3/1/05 ....       556
  1,000,000   Tenneco, 6.50%, 12/15/05  ............................     1,005
  1,400,000   Texaco Capital, 8.65%, 1/30/98 .......................     1,485
    500,000   Texas Bottling Group, Sr. Sub.
                Notes, 9.00%, 11/15/03 .............................       495
    600,000   Time Warner Entertainment, 7.25%, 9/1/08 .............       608
    250,000   Trump Taj Mahal, 1st Mtg. Bonds, PIK,
                11.35%, 11/15/99 ...................................       241
    500,000   United Artists, 9.30%, 7/1/15 ........................       501
  1,000,000   Wal Mart, 6.75%, 5/15/02 .............................     1,047
  1,500,000   Westamerica Bank California, 6.99%, 9/30/03 ..........     1,522
  1,000,000   Weyerhaeuser, 7.95%, 3/15/25 .........................     1,162
    500,000   Young Broadcasting, Gtd. Sr. Sub. Notes,
                11.75%, 11/15/04 ...................................       560

TOTAL CORPORATE BONDS (COST $92,920)                                    95,576

U.S. Government Mortgage-Backed Securities -- 9.3%

U.S. GOVERNMENT GUARANTEED MORTGAGE OBLIGATIONS -- 8.8%
              Government National Mortgage Assn. I
  4,865,756     6.50%, 9/15/23-5/15/24 .............................     4,829
  3,898,435     7.00%, 10/15/22-1/15/24 ............................     3,947
  5,783,416     7.50%, 9/15/22-12/15/23 ............................     5,969
  8,067,508     8.00%, 6/15/17-11/15/25 ............................     8,444
 12,992,635     8.50%, 3/15/05-1/15/27  ............................    13,699
    685,007     8.87%, 2/15/30 .....................................       709
  2,307,607     8.95%, 5/15/35 .....................................     2,399
  3,080,905     9.00%, 5/15/16-6/15/25 .............................     3,287
  2,797,401     9.50%, 8/15/09-9/15/21 .............................     3,039
     67,139     10.00%, 11/15/09-5/15/13 ...........................        74
     22,961     10.50%, 5/15/15 ....................................        26
    277,049     10.75%, 1/15/16-12/15/17 ...........................       308
  1,468,254     11.00%, 3/15/10-1/15/20 ............................     1,661
  2,448,254     11.50%, 3/15/10-3/15/16 ............................     2,804
              Government National Mortgage Assn. II
    298,368     6.00%, 8/20/23 .....................................       304
  1,080,274     9.00%, 7/20/16-6/20/20 .............................     1,137
    344,513     9.50%, 8/20/22 .....................................       367
    276,361     10.00%, 10/20/16-1/20/22 ...........................       299
                                                                        53,302

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS -- 0.5%
              Federal Home Loan Mortgage
    700,000     6.00%, 6/15/05 .....................................       697
     60,297     8.00%, 3/1/17 ......................................        63
    127,651     10.00%, 10/1/10 ....................................       139
     16,606     10.50%, 9/1/15 .....................................        18
              Federal National Mortgage Assn.
  1,000,000     7.50%, 10/25/19 ....................................     1,030
  1,210,015     8.75%, 12/25/04 ....................................     1,233
                                                                         3,180

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (COST $58,992)         56,482

U.S. Government Obligations/Agencies -- 12.0%
              Federal National Mortgage Assn.
  4,000,000     5.80%, 12/10/03 ....................................     3,974
              Tennessee Valley Authority
    400,000     8.625%, 11/15/29 ...................................       454
              U.S. Treasury Bonds
  6,000,000     7.125%, 2/15/23 ....................................     6,861
  2,500,000     7.50%, 11/15/24 ....................................     3,005
  2,400,000     8.125%, 8/15/19 - 8/15/21 ..........................     3,035
  6,600,000     8.75%, 11/15/08 - 8/15/20 ..........................     8,551
  2,000,000     9.375%, 2/15/06 ....................................     2,570
  1,490,000     10.375%, 11/15/12 ..................................     2,060
    200,000     10.625%, 8/15/15 ...................................       306
  1,200,000     11.75%, 2/15/01 - 11/15/14 .........................     1,809
    200,000     13.125%, 5/15/01 ...................................       272
    600,000     13.25%, 5/15/14 ....................................     1,005
              U.S. Treasury Notes
  4,000,000     5.125%, 2/28/98 ....................................     3,993
  8,000,000     6.375%, 1/15/99 - 1/15/00 ..........................     8,277
  5,200,000     7.00%, 4/15/99 .....................................     5,463
  2,000,000     7.25%, 8/15/04 .....................................     2,224
  3,500,000     7.50%, 5/15/02 .....................................     3,881
  4,000,000     7.75%, 1/31/00 - 2/15/01 ...........................     4,390
  4,000,000     8.00%, 5/15/01 .....................................     4,477
  2,800,000     8.25%, 7/15/98 .....................................     2,997
  2,000,000     8.75%, 8/15/00 .....................................     2,272
    900,000     8.875%, 2/15/99 ....................................       992

TOTAL U.S. GOVERNMENT OBLIGATIONS/AGENCIES (COST $63,947)               72,868

Short-Term Investments -- 10.5%

COMMERCIAL PAPER -- 10.5%
 $5,000,000   Barnett Banks,
                5.70%, 1/25/96 .....................................     4,972
  5,000,000   Bell Atlantic Network Funding, 5.50%, 2/23/96 ........     4,957
  5,000,000   Chase Manhattan, 5.67%, 2/13/96 ......................     4,929
  5,000,000   Chemical Banking, 5.72%, 1/31/96 .....................     4,927
  5,000,000   Ford Motor Credit, 5.76%, 1/25/96 ....................     4,965
  5,000,000   General Electric Capital, 5.66%, 2/9/96 ..............     4,932
  6,616,780   Investments in Commercial Paper through a joint
                account, 5.90-6.05%, 1/2/96 ........................     6,612
  5,000,000   Metlife Funding, 5.66%, 2/7/96 .......................     4,950
  5,000,000   Morgan Stanley Group, VR 6.138%, 1/20/97 .............     5,006
  5,000,000   New Center Asset Trust, 5.77%, 1/25/96 ...............     4,965
  5,000,000   Preferred Receivables Funding, 5.73%, 1/22/96 ........     4,950
  5,000,000   Southern New England Telecommunications,
                5.70%, 2/2/96 ......................................     4,948

  3,000,000   U.S. Bancorp, 5.55%, 2/23/96 .........................     2,974

TOTAL SHORT-TERM INVESTMENTS (COST $64,087)                             64,087

TOTAL INVESTMENTS IN SECURITIES -- 100.7% OF
  NET ASSETS (COST $518,716)                                           612,243

OTHER ASSETS LESS LIABILITIES                                           (4,155)
                                                                      ---------
NET ASSETS CONSIST OF:                       Value
                                           --------
Accumulated net investment
  income - net of distributions ..........     $75
Accumulated net realized
  gain/loss - net of distributions .......   1,484
Net unrealized gain (loss) ...............  93,519
Paid-in-capital applicable to
  45,992,433 shares of $0.01 par
  value capital stock outstanding;
  1,000,000,000 shares
  authorized ............................. 513,010
                                           --------
NET ASSETS .........................................................  $608,088
                                                                     =========
NET ASSET VALUE PER SHARE ..........................................    $13.22
                                                                        ======




     *  Non-income producing
   MTN  Medium term note
   PIK  Paid in kind
  REIT  Real Estate Investment Trust
    VR  Variable rate
  144a  Security was purchased pursuant to Rule 144a under the Securities
          Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 0.57% of net assets.
   CHF  Swiss franc
   DEM  German deutschemark
   FRF  French franc
   GBP  British sterling
   HKD  Hong Kong dollar
   ITL  Italian lira
   JPY  Japanese yen
   MYR  Malaysian ringgit
   NLG  Dutch guilder
   NZD  New Zealand dollar
   SEK  Swedish krona
   SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.

================================================================================
                             Statement of Operations
           T. Rowe Price Balanced Fund / Year Ended December 31, 1995
================================================================================
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income
  Interest ................................................             $18,536
  Dividend ................................................               6,106
                                                                       --------
  Total income ............................................              24,642
                                                                       --------
Expenses
  Investment management ...................................               2,778
  Shareholder servicing ...................................               1,624
  Custody and accounting ..................................                 232
  Prospectus and shareholder reports ......................                  95
  Registration ............................................                  78
  Legal and audit .........................................                  24
  Directors ...............................................                  16
  Miscellaneous ...........................................                  25
                                                                       --------
  Total expenses ..........................................               4,872
                                                                       --------
Net investment income .....................................              19,770
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Securities. .............................................               5,887
  Foreign currency transactions ...........................                 (78)
                                                                       --------
  Net realized gain (loss) ................................               5,809
                                                                       --------
Change in net unrealized gain or loss on:
  Securities ..............................................              86,457
  Other assets and liabilities denominated in
    foreign currencies ....................................                 (12)
                                                                       --------
  Change in net unrealized gain or loss ...................              86,445
                                                                       --------
Net realized and unrealized gain (loss) ...................              92,254
                                                                       --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........            $112,024
                                                                       ========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

================================================================================
                       Statement of Changes in Net Assets
                          T. Rowe Price Balanced Fund
================================================================================
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                        Year Ended December 31,
                                                           1995         1994
                                                         --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM

Operations
  Net investment income ..............................    $19,770      $13,752
  Net realized gain (loss) ...........................      5,809        9,883
  Change in net unrealized gain or loss ..............     86,445      (30,377)
                                                         --------     --------
  Increase (decrease) in net assets from operations ..    112,024       (6,742)
                                                         --------     --------
Distributions to shareholders
  Net investment income ..............................    (19,706)     (13,663)
  Net realized gain ..................................     (7,187)      (7,078)
                                                         --------     --------
  Decrease in net assets from distributions ..........    (26,893)     (20,741)
                                                         --------     --------
Capital share transactions*
  Shares sold ........................................    176,699      121,258
  Distributions reinvested ...........................     23,920       17,963
  Shares redeemed ....................................    (69,962)     (60,775)
                                                         --------     --------
  Increase (decrease) in net assets from capital
    share transactions ...............................    130,657       78,446
                                                         --------     --------
Net equalization .....................................        297          240
                                                         --------     --------
Increase (decrease) in net assets ....................    216,085       51,203

NET ASSETS
Beginning of period ..................................    392,003      340,800
                                                         --------     --------
End of period ........................................   $608,088     $392,003
                                                         ========     ========

*Share information
  Shares sold ........................................     14,638       10,472
  Distributions reinvested ...........................      1,911        1,592
  Shares redeemed ....................................     (5,735)      (5,248)
                                                         --------     --------
  Increase (decrease) in shares outstanding ..........     10,814        6,816
                                                         ========     ========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

================================================================================
                          Notes To Financial Statements
                T. Rowe Price Balanced Fund / December 31, 1995
================================================================================

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Balanced Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

     A) Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.


     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value.


     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.


     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     B) Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. The fund follows the practice of equalization under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.

NOTE 2 - INVESTMENT  TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     A) Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

     B) Securities Lending - To earn additional income, the fund lends its securities to approved brokers. At December 31, 1995, the market value of securities on loan was $39,631,000, which was fully collateralized with cash. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     C) Other - Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $102,096,000 and $41,667,000, respectively, for the year ended December 31, 1995. Purchases and sales of U.S. government securities aggregated $55,903,000 and $13,696,000, respectively, for the year ended December 31, 1995.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable ncome.


     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, $286,000 of undistributed net investment income was reclassified as an increase to paid-in-capital during the year ended December 31, 1995. The results of operations and net assets were not affected by the reclassifications.


     At December 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $518,716,000 and net unrealized gain aggregated $93,527,000, of which $102,641,000 related to appreciated investments and $9,114,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $248,000 was payable at December 31, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.15% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price -Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At December 31, 1995, and for the year then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     Under the terms of a previous investment management agreement, the fund is required to reimburse the Manager for unaccrued fees and expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.00%. Pursuant to this agreement, $280,000 of unaccrued 1993 management fees were repaid during the year ended December 31, 1995.

     In addition, the fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS), is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,527,000 for the year ended December 31, 1995, of which $153,000 was payable at period-end. #

================================================================================
                              Financial Highlights++
                          T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------

                                                            For a share outstanding throughout each period
                                                                                 Two Months
                                                       Year Ended December 31,     Ended       Year Ended October 31,
                                                         1995    1994     1993  Dec. 31, 1992    1992      1991

NET ASSET VALUE, BEGINNING OF PERIOD.............      $11.14    $12.02  $11.07    $10.86        $11.43   $ 9.81
                                                       ------    ------   ------    ------       ------   ------
Investment activities
  Net investment income.,........................        0.48      0.43    0.40*     0.06*         0.33*    0.62
  Net realized and unrealized gain (loss)........        2.24     (0.68)   1.05      0.29          0.86     1.51
                                                       ------    ------   ------    ------        ------   ------
  Total from investment activities...............        2.72     (0.25)   1.45      0.35          1.19     2.13
                                                       ------    ------   ------    ------        ------   ------
Distributions
  Net investment income..........................       (0.47)    (0.43)  (0.39)    (0.09)        (0.58)   (0.51)
  Net realized gain..............................       (0.17)    (0.20)  (0.11)    (0.05)        (1.18)       --
                                                       ------    ------   ------    ------        ------   ------
  Total distributions............................       (0.64)    (0.63)  (0.50)    (0.14)        (1.76)   (0.51)
                                                       ------    ------   ------    ------        ------   ------
NET ASSET VALUE, END OF PERIOD...................      $13.22    $11.14  $12.02    $11.07        $10.86    $11.43
                                                       ======    ======  ======    ======         ======   ======

RATIOS/SUPPLEMENTAL DATA
Total return.....................................       24.9%     (2.1)%   13.4%*    3.3%*          7.7%    22.0%
Ratio of expenses to average net assets..........       0.95%      1.00%   1.00%*    1.00%+*        1.03%    1.10%
Ratio of net investment income
  to average net assets..........................       3.87%      3.72%   3.45%*    3.85%+*        4.07%    5.61%
Portfolio turnover rate..........................       12.6%      33.3%    8.7%     58.0%+        207.7%   239.9%
Net assets, end of period (in thousands).........   $608,088    $392,003  $340,800 $250,035     $239,195  $175,093

--------------------------------------------------------------------------------

*Excludes expenses in excess of a 1.00% voluntary expense limitation in effect from the reorganization date through December 31, 1994.

+Annualized.

++All share and per share figures have been restated to reflect the reorganiza-tion of the fund effective August 31,1992. The information provided for each of the three years in the period ended October 31 represents the activities of Axe-Houghton Fund B, as restated.

Report of Independent Accountants
To the Shareholders and Board of Directors of
T. Rowe Price Balanced Fund, Inc.

     We have audited the accompanying statement of net assets of T. Rowe Price Balanced Fund, Inc., as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and for the period November 1, 1992 to December 31, 1992 and for the year ended October 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We did not audit the financial highlights for the year ended October 31, 1991. Those statements were derived from the financial statements which were audited by other independent accountants whose report expressed unqualified opinions thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995, by correspondence with the custodia n and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Balanced Fund, Inc., the results of its operations, changes in its net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 18, 1996

================================================================================

                              Shareholder Services
--------------------------------------------------------------------------------

     To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information and services--at no extra cost.

     KNOWLEDGEABLE SERVICE REPRESENTATIVES BY PHONE--Shareholder service representatives are available from 8 a.m. to 10 p.m., Monday - Friday, and weekends from 8:30 a.m. to 5 p.m E.T. Call 1-800-22 5-5132 to speak directly with a representative who will be able to assist you with your accounts.

     IN PERSON--Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. While there, you can drop off applications or obtain prospectuses and other literature.


     AUTOMATED 24-HOUR SERVICES TELE*ACCESSRegistration Mark (1-800-638-2587) provides information such as account balance, date and amount of your last transaction, latest dividend payment, and fund prices and yields. Addition-ally, you have the ability to request prospectuses, statements, account and tax forms; reorder checks; and initiate purchase, redemption, and exchange orders for identically registered accounts.

     PC*ACCESS [Registration Mark] provides the same information as Tele*Acces s, but on a personal computer via dial-up modem. ACCOUNT SERVICES

     CHECKING--Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield Fund and Emerging Markets Bond Fund.)

     AUTOMATIC INVESTINGBuild your account over time by investing directly from your bank account or paycheck with AUTOMATIC ASSET BUILDER. Additionally, AUTOMATIC EXCHANGE enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A low, $50 minimum makes it easy to get started.

     AUTOMATIC WITHDRAWAL--If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

     DIVIDEND AND CAPITAL GAINS PAYMENT OPTIONS--Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

INVESTMENT INFORMATION

     COMBINED STATEMENT--A comprehensive overview of your T. Rowe Price accounts. The summary page gives your earnings by tax category, provides total portfolio value, and lists your investments by type--tock, bond, and money market. Detail pages itemize account transactions by fund.

     SHAREHOLDER REPORTS--Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

     THE T. ROWE PRICE REPORT--A quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

     PERFORMANCE UPDATE--A quarterly report reviewing recent market developments and providing comprehensive performance information for every T. Rowe Price fund.

     INSIGHTS--A library of information that includes reports on mutual fund tax issues, investment strategies, and financial markets.

     DETAILED INVESTMENT GUIDES--Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Retirees Financial Guide, Retirement Planning Kit (also available on disk for PC use), and Guide to Risk-Adjusted Performance can help you determine and reach your investment goals.

DISCOUNT BROKERAGE

     You can trade stocks, bonds, options, precious metals, and other securities at a substantial savings over regular commission rates. Call a shareholder service representative for more information.

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                       T. Rowe Price No-Load Mutual Funds
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STABILITY

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money
   Market
Tax-Exempt Money

CONSERVATIVE INCOME

Short-Term Bond
Short-Term Global Income
Short-Term U.S. Government
Summit Limited-Term Bond
U.S. Treasury Intermediate
Florida Insured Intermediate
   Tax-Free
Maryland Short-Term
   Tax-Free Bond
Summit Municipal
   Intermediate
Tax-Free Insured
   Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
   Tax-Free Bond

INCOME

Global Government Bond
GNMA
New Income
Spectrum Income
Summit GNMA
U.S. Treasury Long-Term
California Tax-Free Bond
Georgia Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Tax-Free Income
Virginia Tax-Free Bond

AGGRESSIVE INCOME
Corporate Income
Emerging Markets Bond
High Yield
International Bond
Tax-Free High Yield

CONSERVATIVE
GROWTH
Balanced
Capital Appreciation
Dividend Growth
Equity Income
Equity Index
Global Stock
Growth & Income
Spectrum Growth
Value

GROWTH
Blue Chip Growth
European Stock
Growth Stock
International Stock
Japan
Mid-Cap Growth
New Era
OTC
Small-Cap Value
AGGRESSIVE GROWTH
Capital Opportunity
Health Sciences
Emerging Markets Stock
International Discovery
Latin America
New America Growth
New Asia
New Horizons
Science & Technology

PERSONAL STRATEGY FUNDS
Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth
Call if you want to know about any T. Rowe Price fund. We'll send you a prospectus with more complete information, including management fees and other expenses. Read it carefully before you invest or send money.

T. Rowe Price Investment Services, Inc., Distributor.
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